UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	  San Francisco, CA 94108

Form 13F File Number:  28-05083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Wozniak
Title:	Managing Director
Phone:  (415) 772-8364

Signature, Place, and Date of Signing:

Paul Wozniak      San Francisco, CA     December 31, 2011

State Street Corporation has been removed from the List of Other Included Managers as Shott Capital Management LLC is deemed not to share investment discretion with State Street Corporation for the purposes of Form 13F reporting.


Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0



Form 13F Information Table Entry Total:   69
Form 13F Information Table Value Total (Thousands):   $101,758

List of Other Included Managers:  0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21Vianet Group Inc.            COM              90138A103      112    12272 SH       SOLE                                      12272
A123 Systems, Inc.             COM              03739T108       66    40881 SH       SOLE                    15530             25351
Adeona Pharmaceuticals 	       COM              00685T108       30    23855 SH       SOLE                                      23855
Aeolus Pharmaceuticals, Inc.   COM              00765G109        8    22521 SH       SOLE                                      22521
Alliance Data Systems Corporat COM              018581108     1584    15254 SH       SOLE                     4171             11083
Amazon.com, Inc.               COM              023135106     5512    31843 SH       SOLE                    31843
Approach Resources Inc.        COM              03834A103     2211    75170 SH       SOLE                    75170
Arch Capital Group Ltd.        COM              G0450A105     1943    52199 SH       SOLE                    22199             30000
Aruba Networks Inc.            COM              043176106     3798   205088 SH       SOLE                   156212             48876
Avanir Pharmaceuticals-Cl A    COM              05348P401      384   187437 SH       SOLE                   187437
Bill Barrett Corporation       COM              06846N104     1967    57740 SH       SOLE                     5480             52260
Buckeye Partners, L.P.         COM              118230101     7491   117082 SH       SOLE                    21449             95633
CapitalSource, Inc.            COM              14055X102      649    96880 SH       SOLE                    73629             23251
Cavium Networks, Inc.          COM              14965A101     1685    59284 SH       SOLE                                      59284
Celldex Therapuetics, Inc.     COM              15117B103      212    81512 SH       SOLE                                      81512
Celsion Corporation            COM              15117N305       68    39811 SH       SOLE                                      39811
CenturyLink, Inc.              COM              156700106     1348    36250 SH       SOLE                     9617             26633
Cinemark Holdings, Inc.        COM              17243V102      291    15758 SH       SOLE                    13513              2245
Concho Resources Inc.          COM              20605P101     5129    54707 SH       SOLE                    53412              1295
Cordex Pharma, Inc.            COM              218551010        1    87500 SH       SOLE                                      87500
Domino's Pizza, Inc.           COM              25754A201     3154    92889 SH       SOLE                    92889
E-Commerce China Dangdang, Inc COM              26833A105      505   114845 SH       SOLE                    40947             73898
EBay, Inc.                     COM              278642103      631    20800 SH       SOLE                    20800
Ecotality, Inc.                COM              27922Y202       22    20078 SH       SOLE                    20078
Envestnet, Inc.                COM              29404K106      132    11005 SH       SOLE                    11005
Financial Engines, Inc.        COM              317485100     5513   246905 SH       SOLE                   205908             40997
First Republic Bank            COM              33616C100     1463    47787 SH       SOLE                    44891              2896
Fluidigm Corporation           COM              34385P108      483    36686 SH       SOLE                    36686
Fusion-io, Inc.                COM              36112J107      520    21482 SH       SOLE                     2960             18522
Gevo, Inc.                     COM              374396109      858   136436 SH       SOLE                   136436
Global Cash Access Holdings, I COM              378967103      365    82134 SH       SOLE                    12206             69928
Google, Inc. - Cl A            COM              38259P508    15633    24250 SH       SOLE                    19498              4752
Green Dot Corp. - Class A      COM              39304D102     3554   113840 SH       SOLE                    93661             20179
Hallador Energy Company        COM              40609P105      316    31807 SH       SOLE                    30600              1207
Image Metrics, Inc.            COM              45248W106       19    96957 SH       SOLE                                      96957
Immtech Pharmaceuticals, Inc.  COM              452519101        0    13750 SH       SOLE                                      13750
Intermune, Inc.                COM              45884X103      773    61325 SH       SOLE                                      61325
Ironwood Pharmaceuticals, Inc. COM              46333X108      805    67271 SH       SOLE                    53958             13313
Linear Technology Corp.        COM              535678106      468    15600 SH       SOLE                    15600
LogMeIn, Inc.                  COM              54142L109      511    13253 SH       SOLE                     9806              3447
MSCI, Inc.                     COM              55354G100     1332    40440 SH       SOLE                    39941               499
Magellan Midstream Partners    COM              559080106      673     9775 SH       SOLE                     8359              1416
Mako Surgical Corporation      COM              560879108      337    13359 SH       SOLE                                      13359
MedAssets Inc.                 COM              584045108      437    47204 SH       SOLE                    12630             34574
Medidata Solutions, Inc.       COM              58471A105      578    26587 SH       SOLE                    26587
MetroPCS Communications        COM              591708102     1885   217172 SH       SOLE                    46881            170291
Netflix, Inc.                  COM              64110L106      409     5896 SH       SOLE                                       5896
PLX Technology, Inc.           COM              693417107      188    65647 SH       SOLE                                      65647
Pandora Media, Inc.            COM              698354107      250    24934 SH       SOLE                    24934
Polypore International, Inc.   COM              73179V103      662    15050 SH       SOLE                                      15050
Qihoo 360 Technology Co - ADR  COM              74734M109     1878   119705 SH       SOLE                    71983             47722
QuinStreet, Inc.               COM              74874Q100      345    36809 SH       SOLE                    36809
Rackspace Hosting, Inc.        COM              750086100     3690    85791 SH       SOLE                    85791
Republic Services, Inc.        COM              760759100     2482    90083 SH       SOLE                    71985             18098
Responsys, Inc.                COM              761248103      113    12731 SH       SOLE                                      12731
Salesforce.com, Inc.           COM              79466L302      583     5751 SH       SOLE                     5500               251
ServiceSource International, I COM              81763U100      470    29957 SH       SOLE                    29957
ShorTel, Inc.                  COM              825211105      322    50393 SH       SOLE                    50393
Solarwinds, Inc.               COM              83416B109      749    26813 SH       SOLE                    21128              5685
St. Jude Medical, Inc.         COM              790849103      960    27985 SH       SOLE                     8276             19709
Tesla Motors, Inc.             COM              88160R101     5545   194153 SH       SOLE                    69994            124159
TransDigm Group Inc.           COM              893641100     1062    11100 SH       SOLE                                      11100
VanceInfo Technologies, Inc. - COM              921564100      408    44944 SH       SOLE                    36207              8737
Vanda Pharmaceuticals, Inc.    COM              921659108      129    27150 SH       SOLE                    27150
VeriFone Systems, Inc.         COM              92342Y109     3391    95465 SH       SOLE                    16524             78941
Virtusa Corporation            COM              92827P102     1089    75198 SH       SOLE                    69834              5364
Vonage Holdings Corporation    COM              92886T201       97    39473 SH       SOLE                    33293              6180
YaHoo!, Inc.                   COM              984332106     1150    71320 SH       SOLE                    71320
Zipcar, Inc.                   COM              98974X103      300    22361 SH       SOLE                    22361